Goodwill	12 Months Ended
Mar. 31, 2015
Goodwill
Goodwill

17.  Goodwill

The changes in the carrying amount of goodwill for the years ended March 31, 2013, 2014 and 2015 were as follows:

Amounts
(in millions of RMB)
Balance as of April 1, 2012	11,436
Additions	152
Deconsolidation of a subsidiary	(137)
Impairment	(157)
Foreign currency translation adjustments	—

Balance as of March 31, 2013	11,294
Additions	543
Impairment	(44)
Foreign currency translation adjustments	—

Balance as of March 31, 2014	11,793
Additions	30,319
Deconsolidation of a subsidiary	(4)
Impairment	(175)
Foreign currency translation adjustments	—

Balance as of March 31, 2015	41,933

Gross goodwill balances were RMB14,613 million and RMB44,928 million as of March 31, 2014 and 2015, respectively. Accumulated impairment losses were RMB2,820 million and RMB2,995 million as of the same dates.

In the annual impairment assessment of goodwill, the Company concluded that the carrying amounts of respective reporting units exceeded its fair value and recorded an impairment charge of RMB157 million, RMB44 million and RMB175 million during the years ended March 31, 2013, 2014 and 2015, respectively. The impairment losses resulted from a revision of long-term financial outlook and the change in business model of those reporting units. The impairment charge was determined by comparing the carrying amount of goodwill associated with that reporting unit with the implied fair value of the goodwill.